15007468

Nasdaq

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC

JUL 29 2016

Washington, DC 20549

CERT NAS
File No. 001-37522

<u>By Electronic Mail</u>

July 29, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on July 29, 2015 The Nasdaq Stock Market (the "Exchange") received from Easterly Acquisition Corp. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Units, each consisting of one share of Common Stock and one-half of one Warrant

Common Stock, par value $0.0001 per share

Warrants, each whole Warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share

We further certify that the securities have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery